Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities with hierarchy [Text block]
Philips Group
Fair value of financial assets and liabilities
in millions of EUR
2017
	carrying amount	estimated fair value	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Available-for-sale financial assets	446	446	49	29	368
Securities classified as assets held for sale	1,264	1,264	1,264
Fair value through profit and loss	27	27		23	4
Derivative financial instruments	78	78		78
Financial assets carried at fair value	1,815	1,815	1,313	130	372

Carried at (amortized) cost:
Cash and cash equivalents	1,939
Loans and receivables
Current loans receivable	2
Other non-current loans and receivables	114
Receivables - current	3,909
Receivables - non-current	130
Held-to-maturity investments	1
Financial assets carried at (amortized) costs	6,095
Total financial assets	7,909	1,815	1,313	130	372

Financial liabilities
Carried at fair value:
Derivative Financial instruments	(383)	(383)		(383)
Financial liabilities carried at fair value	(383)	(383)		(383)

Carried at (amortized) cost:
Accounts payable	(2,090)
Interest accrual	(38)
Debt (Corporate bond and finance lease)	(3,378)	(3,860)	(3,579)	(281)
Debt (other bank loans, overdraft, forward contracts etc.)	(1,337)
Financial liabilities carried at (amortized) costs	(6,843)	(3,860)	(3,579)	(281)
Total financial liabilities	(7,226)	(4,243)	(3,579)	(665)
Philips Group
Fair value of financial assets and liabilities
in millions of EUR
2016
	carrying amount	estimated fair value	Level 1	Level 2	Level 3
Carried at fair value:
Available-for-sale financial assets	172	172	36	29	107
Securities classified as assets held for sale	1	1			1
Fair value through profit and loss	27	27		24	3
Derivative financial instruments	160	160		160
Financial assets carried at fair value	360	360	36	213	111

Carried at (amortized) cost:
Cash and cash equivalents	2,334
Loans and receivables
Current loans receivable	101	101		101
Non-current loans and receivables	134
Loans to investment in associates
Loans held for sale
Receivables - current	5,327
Receivables - non-current	155
Held-to-maturity investments	2
Financial assets carried at (amortized) costs	8,053	101		101
Total financial assets	8,413	461	36	314	111

Financial liabilities
Carried at fair value:
Derivative financial instruments	(873)	(873)		(873)
Financial liabilities carried at fair value	(873)	(873)		(873)

Carried at (amortized) cost:
Accounts payable	(2,848)
Interest accrual	(68)
Debt (Corporate bond and finance lease)	(5,095)	(5,474)	(3,990)	(1,484)
Debt (other bank loans, overdraft etc.)	(511)
Financial liabilities carried at (amortized) costs	(8,522)	(5,474)	(3,990)	(1,484)
Total financial liabilities	(9,395)	(6,347)	(3,990)	(2,357)

Reconciliation of the fair value hierarchy [Text block]
Philips Group
Reconciliation of the fair value hierarchy
in millions of EUR
2017
financial assets
Balance as of January 1, 2017	111
Gains and losses recognized in:
in profit or loss	2
in other comprehensive income	(83)
Purchase	356
Sales	(10)
Transfer to assets held for sale	(4)
Balance as of December 31, 2017	372

Financial assets subject to offsetting, enforcable master netting arrangements or similar agreements [Text block]
Philips Group
Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
in millions of EUR
2016 - 2017
	2016	2017
Derivatives
Gross amounts of recognized financial assets	160	78
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	160	78

Related amounts not offset in the balance sheet
Financial instruments	(92)	(38)
Cash collateral received
Net amount	68	39

Financial liabilities subject to offsetting, enforcable master netting arrangements or similar agreements [Text block]
Philips Group
Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements
in millions of EUR
2016 - 2017
	2016	2017
Derivatives
Gross amounts of recognized financial liabilities	(873)	(383)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(873)	(383)

Related amounts not offset in the balance sheet
Financial instruments	92	38
Cash collateral received
Net amount	(781)	(345)